Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenues	$ 74,508	$ 77,264
Cost of revenues	(50,505)	(49,044)
Gross profit	24,003	28,220
Operating expenses:
Selling expenses	(18,909)	(15,761)
General and administrative expenses	(8,368)	(3,671)
Research and development expenses	(7,267)	(2,966)
Total operating expenses	(34,544)	(22,398)
Income/(loss) from operations	(10,541)	5,822
Other (expenses)/income:
Other non-operating income, net	697	1,008
Government subsidy	243	149
Fair value loss on derivative instruments	(14)	(1,156)
Foreign exchange (loss)/gain	1,795	(507)
Interest expense, net	(12)	(217)
Total other (expenses)/income, net	2,709	(723)
Income/(loss) before income tax expense	(7,832)	5,099
Income tax expense	(207)	(802)
Net income/(loss)	(8,039)	4,297
Other comprehensive (loss)/income
Foreign currency translation adjustment	695	(106)
Total comprehensive income/(loss)	$ (7,344)	$ 4,191
Net income/(loss) per share
Basic (in Dollars per share)	$ (0.15)	$ 0.08
Diluted (in Dollars per share)	$ (0.15)	$ 0.08
Weighted average shares
Basic (in Shares)	54,684,493	52,263,976
Diluted (in Shares)	54,684,493	52,263,976